Selected Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 5,637.6	$ 5,306.9	$ 5,585.0	$ 4,963.8	$ 5,406.4	$ 4,961.0	$ 5,091.6	$ 4,514.9	$ 21,493.3	$ 19,973.8	$ 18,312.8
Cost of sales	1,129.9	1,152.9	1,234.3	1,164.6	1,186.4	1,163.5	1,140.1	957.7	4,681.7	4,447.7	4,160.5
Operating expenses	3,085.5	2,738.1	2,756.6	2,446.2	3,054.0	2,678.2	2,763.8	2,582.5
Acquired in-process research and development	329.4	30.0	1,624.5	0.0	50.0	205.0	0.0	857.6	1,983.9	1,112.6	30.0
Asset impairment, restructuring, and other special charges (Note 5)	192.7	42.9	(25.5)	56.8	830.7	389.2	0.3	111.4	266.9	1,331.6	72.9
Income before income taxes	931.6	1,341.1	41.7	1,365.7	397.0	573.1	1,249.4	85.2
Income taxes (Note 13)	(189.8)	247.5	273.3	198.5	1,947.5	29.0	244.3	170.3	529.5	2,391.2	551.4
Net income (loss) from continuing operations	1,121.4	1,093.6	(231.6)	1,167.2	(1,550.5)	544.1	1,005.1	(85.1)	3,150.6	(86.4)	2,724.9
Net Income (loss) from discontinued operations	3.7	55.9	(28.3)	50.2	(106.4)	11.5	2.9	(25.7)	$ 81.4	$ (117.7)	$ 12.7
Net income (loss)	$ 1,125.1	$ 1,149.5	$ (259.9)	$ 1,217.4	$ (1,656.9)	$ 555.6	$ 1,008.0	$ (110.8)
Earnings (loss) from continuing operations - basic (usd per share)	$ 1.11	$ 1.07	$ (0.22)	$ 1.11	$ (1.48)	$ 0.52	$ 0.96	$ (0.08)	$ 3.07	$ (0.08)	$ 2.57
Earnings (loss) from discontinued operations - basic (usd per share)	0	0.06	(0.03)	0.05	(0.10)	0.01	0	(0.02)	0.07	(0.11)	0.02
Basic (usd per share)	1.11	1.13	(0.25)	1.16	(1.58)	0.53	0.96	(0.10)	3.14	(0.19)	2.59
Earnings (loss) from continuing operations - diluted (usd per share)	1.10	1.07	(0.22)	1.11	(1.48)	0.52	0.95	(0.08)	3.05	(0.08)	2.57
Earnings (loss) from discontinued operations - diluted (usd per share)	0	0.05	(0.03)	0.05	(0.10)	0.01	0	(0.02)	0.08	(0.11)	0.01
Diluted (usd per share)	1.10	1.12	(0.25)	1.16	(1.58)	0.53	0.95	(0.10)	$ 3.13	$ (0.19)	$ 2.58
Dividends paid per share (usd per share)	$ 0.5625	$ 0.5625	$ 0.5625	$ 0.5625	$ 0.52	$ 0.52	$ 0.52	$ 0.52